SCHEDULE OF DECOMMISSIONING LIABILITIES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026		Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	$ 36,016		$ 25,676
Change in estimate (note 12()	(12,420)	[1]	3,006
Reclamation work performed	(49)		(129)
Accretion	1,589		2,147
Foreign exchange gain	(3,891)		5,316
Balance, June 30, 2026	21,245		36,016
Less: current portion	(606)		(822)
Non-current portion	20,639		35,194
Bolivar [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	5,152		3,666
Change in estimate (note 12()	(1,094)	[1]	813
Reclamation work performed	(2)		(20)
Accretion	242		250
Foreign exchange gain	(739)		443
Balance, June 30, 2026	3,559		5,152
Less: current portion	(85)		(84)
Non-current portion	3,474		5,068
Porco [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	8,440		6,256
Change in estimate (note 12()	(1,778)	[1]	1,113
Reclamation work performed	(1)		(7)
Accretion	395		423
Foreign exchange gain	(1,210)		655
Balance, June 30, 2026	5,846		8,440
Less: current portion	(36)		(15)
Non-current portion	5,810		8,425
Caballo blanco group [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	11,184		7,543
Change in estimate (note 12()	(6,463)	[1]	570
Reclamation work performed	(23)		(72)
Accretion	473		698
Foreign exchange gain	(1,488)		2,445
Balance, June 30, 2026	3,683		11,184
Less: current portion	(434)		(650)
Non-current portion	3,249		10,534
San lucas group [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	4,765		3,006
Change in estimate (note 12()	(2,670)	[1]	399
Reclamation work performed	(23)		(30)
Accretion	200		286
Foreign exchange gain	(637)		1,104
Balance, June 30, 2026	1,635		4,765
Less: current portion	(51)		(73)
Non-current portion	1,584		4,692
Zimapan [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	6,475		5,205
Change in estimate (note 12()	(415)	[1]	111
Reclamation work performed
Accretion	279		490
Foreign exchange gain	183		669
Balance, June 30, 2026	6,522		6,475
Less: current portion
Non-current portion	$ 6,522		$ 6,475

[1]	Change in estimate